Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 6
Entity Central Index Key	0000746518
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
PGIM CALIFORNIA MUNI INCOME FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM California Muni Income Fund
Class Name	Class A
Trading Symbol	PBCAX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM California Muni Income Fund (the
“Fund”) for the period of September 1, 2025 to February 28, 2026.

Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM California Muni Income Fund—Class A	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 370,766,543
Holdings Count | Holdings	266
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 370,766,543
Number of fund holdings	266
Portfolio turnover rate for the period	14%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	1.4
AA	56.1
A	22.9
BBB	11.7
BB	1.7
Not Rated	4.4
Cash/Cash Equivalents	1.8
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM CALIFORNIA MUNI INCOME FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM California Muni Income Fund
Class Name	Class C
Trading Symbol	PCICX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM California Muni Income Fund (the
“Fund”) for the period of September 1, 2025 to February 28, 2026.

Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM California Muni Income Fund—Class C	$82	1.62%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.62%
Net Assets	$ 370,766,543
Holdings Count | Holdings	266
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 370,766,543
Number of fund holdings	266
Portfolio turnover rate for the period	14%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	1.4
AA	56.1
A	22.9
BBB	11.7
BB	1.7
Not Rated	4.4
Cash/Cash Equivalents	1.8
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM CALIFORNIA MUNI INCOME FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM California Muni Income Fund
Class Name	Class Z
Trading Symbol	PCIZX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM California Muni Income Fund (the
“Fund”) for the period of September 1, 2025 to February 28, 2026.

Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM California Muni Income Fund—Class Z	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 370,766,543
Holdings Count | Holdings	266
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 370,766,543
Number of fund holdings	266
Portfolio turnover rate for the period	14%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	1.4
AA	56.1
A	22.9
BBB	11.7
BB	1.7
Not Rated	4.4
Cash/Cash Equivalents	1.8
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM CALIFORNIA MUNI INCOME FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM California Muni Income Fund
Class Name	Class R6
Trading Symbol	PCIQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM California Muni Income Fund (the
“Fund”) for the period of September 1, 2025 to February 28, 2026.

Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM California Muni Income Fund—Class R6	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 370,766,543
Holdings Count | Holdings	266
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 370,766,543
Number of fund holdings	266
Portfolio turnover rate for the period	14%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	1.4
AA	56.1
A	22.9
BBB	11.7
BB	1.7
Not Rated	4.4
Cash/Cash Equivalents	1.8
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.